FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2006

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY          November 14, 2006
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   16

Form 13F Information Table Value Total:   $ 1,805,330  (thousands)

List of Other Included Managers:          None






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

                                             FORM 13F INFORMATION TABLE


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    Column 1                       Column 2   Column 3   Column 4       Column 5         Column 6    Column 7         Column 8

                                   Title of    CUSIP      Value    Shares or  SH/ Put/  Investment   Other        Voting Authority
  Name of Issuer                    Class               (x$1000)   Prin. Amt. PRN Call  Discretion   Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Black & Decker Corp               COM       091797100      340,641    4,292,900 SH         Sole                 4,292,900
Crown Holdings Inc                COM       228368106       16,740      900,000 SH         Sole                   900,000
Del Monte Foods Co                COM       24522P103      144,941   13,870,000 SH         Sole                13,870,000
Donnelley RR & Sons Co            COM       257867101      357,616   10,850,000 SH         Sole                10,850,000
Eaton Corp                        COM       278058102      329,364    4,783,800 SH         Sole                 4,783,800
Goodrich Corp                     COM       382388106      137,370    3,390,200 SH         Sole                 3,390,200
Ingersoll-Rand Company Ltd        CL A      G4776G01        21,283      560,400 SH         Sole                   560,400
Joy Global Inc                    COM       481165108       15,967      425,000 SH         Sole                   425,000
Kennemetal Inc                    COM       489170100       50,033      883,200 SH         Sole                   883,200
McDermott Intl Inc                COM       580037109       11,206      268,100 SH         Sole                   268,100
New York Times Co                 CL A      650111107       50,556    2,200,000 SH         Sole                 2,200,000
Owens Ill Inc                     COM NEW   690768403       53,199    3,450,000 SH         Sole                 3,450,000
Parker Hannifin Corp              COM       701094104       38,865      500,000 SH         Sole                   500,000
PPG Inds Inc                      COM       693506107       12,483      186,100 SH         Sole                   186,100
Sonoco Prod Co                    COM       835495102      207,390    6,165,000 SH         Sole                 6,165,000
Tidewater Inc                     COM       886423102       17,676      400,000 SH         Sole                   400,000
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